Leases (Details 2) - Motor vehicles [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Depreciation expense of right-of-use assets	$ 28
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	$ 36